S000062249 [Member] Investment Strategy - TCW METWEST Investment Grade Credit Fund	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a range of fixed income sectors. Satisfying the Fund’s objective would require it to achieve positive total returns over a full market cycle, i.e., a period of time generally understood to be contained between two consecutive periods of heightened default activity within the global fixed income markets. Total return includes income and capital gains.
The Fund invests, under normal circumstances, at least 90% of its net assets in investment grade fixed income securities or unrated securities determined by the Adviser to be of comparable quality. Up to 10% of the Fund’s net assets may be invested in securities rated below investment grade (commonly known as “junk bonds”) or unrated securities determined by the Adviser to be of comparable quality. The emerging market fixed-income securities in which the Fund may invest are not subject to any minimum credit quality standards, so long as the value of those investments does not cause the Fund to exceed its limit on investments in securities rated below investment grade. The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in securities and instruments it regards as bonds in the U.S. and abroad, including emerging markets, and may purchase securities of varying maturities issued by domestic and foreign corporations and governments. A bond is a security or instrument having one or more of the following characteristics: a fixed-income security, a security issued at a discount to its face value, a security that pays interest or a security with a stated principal amount that requires repayment of some or all of that principal amount to the holder of the security. The term “bond” is interpreted broadly by the Adviser as an instrument or security evidencing a promise to pay some amount rather than evidencing the corporate ownership of equity, unless that equity represents an indirect or derivative interest in one or more bonds. Bonds for this purpose also include bank loans and instruments that are intended to provide one or more of the characteristics of a direct investment in one or more bonds. The Adviser focuses the Fund’s portfolio holdings in areas of the bond market that the Adviser believes to be relatively undervalued, based on its analysis of quality, sector, coupon or maturity, and that the Adviser believes offer attractive prospective risk-adjusted returns compared to other segments of the bond market.
The portfolio management team evaluates each investment idea based on the team’s view of, among other factors, its potential total return, its risk level and how it fits within the Fund’s overall portfolio in determining whether to buy or sell investments. The Adviser allocates the Fund’s assets in response to, among other considerations, changing market, financial, economic, and political factors and events that the Fund’s portfolio managers believe may affect the values of the Fund’s investments. The allocation of capital to sectors and securities within each sector in the Fund is driven primarily by the Adviser’s assessment of relative value offered by each sector and security, respectively.
The Adviser seeks to actively manage the Fund’s risks on an on‑going basis to mitigate the risks of excessive losses by the portfolio overall. In managing portfolio risk, the Adviser takes into consideration its view of the following factors, among others: the potential relative performance of various market sectors, security selection available within a given sector, the risk/reward equation for different asset classes, liquidity conditions in various market sectors, the shape of the yield curve and projections for changes in the yield curve, potential fluctuations in the overall level of interest rates, and current monetary and fiscal policy.
The Fund may invest in securities of any maturity, and there is no limit on the weighted average maturity of the Fund’s portfolio. The Fund does not have a duration target. However, under normal circumstances, the average portfolio duration varies from two to eight years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates.
The Fund’s investments include various types of bonds and debt securities, including corporate bonds, notes, mortgage-related and asset-backed securities (including collateralized debt obligations, which in turn include collateralized bond obligations and collateralized loan obligations), bank loans, municipal securities, U.S. and non‑U.S. money market securities, private placements and restricted securities. The Fund’s fixed income investments may have interest rates that are fixed, variable or floating.
The Fund may sell securities and other instruments short provided that not more than 33 1/3% of its net assets is held as collateral for those transactions. Derivatives are used in an effort to hedge investments, for risk management or to increase income or gains for the Fund. The types of derivative instruments in which the Fund will principally invest are currency and other futures, forward contracts, options, and swap agreements (typically interest rate swaps, index-linked swaps, total return swaps and credit default swaps).
Under normal circumstances, the majority of the Fund’s investments are denominated in U.S. dollars. However, the Fund has the flexibility to allocate up to 20% of its assets to securities denominated in foreign currencies. The Fund reserves the right to hedge its exposure to foreign currencies to reduce the risk of loss from fluctuations in currency exchange rates, but is under no obligation to do so under any circumstances.
The Fund may invest up to 10% of its total assets in a combination of convertible bonds, preferred stock, and common stock of domestic and foreign companies.